Financial items	12 Months Ended
Dec. 31, 2018
Finance Income Expense [Abstract]
Disclosure of finance income (cost) [text block]

8 Financial items

	Full year
(in USD million)	2018	2017	2016

Foreign exchange gains (losses) derivative financial instruments	149	(920)	353
Other foreign exchange gains (losses)	(315)	1,046	(473)

Net foreign exchange gains (losses)	(166)	126	(120)

Dividends received	150	63	46
Gains (losses) financial investments	(72)	108	(0)
Interest income financial investments	45	64	63
Interest income non-current financial receivables	27	24	22
Interest income current financial assets and other financial items	132	228	305

Interest income and other financial items	283	487	436

Gains (losses) derivative financial instruments	(341)	(61)	470

Interest expense bonds and bank loans and net interest on related derivatives	(922)	(1,004)	(830)
Interest expense finance lease liabilities	(23)	(26)	(26)
Capitalised borrowing costs	552	454	355
Accretion expense asset retirement obligations	(461)	(413)	(420)
Interest expense current financial liabilities and other finance expense	(185)	86	(122)

Interest and other finance expenses	(1,040)	(903)	(1,043)

Net financial items	(1,263)	(351)	(258)

Equinor's main financial items relate to assets and liabilities categorised in the fair value through profit or loss and the amortised cost category. For more information about financial instruments by category see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk. For information related to change in categories and impact of IFRS 9 implementation, see note 27 Changes in accounting policies.

The line item Interest expense bonds and bank loans and net interest on related derivatives primarily includes interest expenses of USD 868 million, USD 1,084 million, and USD 1,018 million from the financial liabilities at amortised cost category and net interest on related derivatives from the fair value through profit or loss category with net interest expense of USD 55 million, net interest income of USD 80 million and net interest income of USD 188 million for 2018, 2017 and 2016, respectively.

The line item Gains (losses) derivative financial instruments primarily includes fair value changes from the fair value through profit or loss category on derivatives related to interest rate risk, with a loss of USD 357 million in 2018. Correspondingly a loss of USD 77 million and a gain of USD 454 million for 2017 and 2016, respectively.

The line item Interest expense current financial liabilities and other finance expense includes an income of USD 319 million in 2017 related to release of a provision.

Foreign exchange gains (losses) derivative financial instruments include fair value changes of currency derivatives related to liquidity and currency risk. The line item Other foreign exchange gains (losses) includes a net foreign exchange loss of USD 422 million, a gain of USD 427 million and a loss of USD 205 million from the fair value through profit or loss category for 2018, 2017 and 2016, respectively.